FINANCIAL RISK MANAGEMENT - Undiscounted Contractual Financial Assets and Financial Liabilities Values by Relevant Maturity Groupings (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Leases	€ 195	€ 188
Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	33	24
Financial liabilities	1,031	1,271
Leases	41
Leases		40
Less than 1 year | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	10	139
Less than 1 year | Interest
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	114	112
Less than 1 year | Net debt derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	10	4
Less than 1 year | Net cash flows from derivative liabilities related to currencies and commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	32	31
Less than 1 year | Trade payables and other (excluding contract liabilities)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	824	945
Less than 1 year | Net debt derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	3
Less than 1 year | Net cash flows from derivative assets related to currencies and commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	33	21
Expiring within 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	13	13
Financial liabilities	1,663	1,146
Leases	110
Leases		113
Expiring within 5 years | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,089	589
Expiring within 5 years | Interest
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	398	404
Expiring within 5 years | Net debt derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	30	0
Expiring within 5 years | Net cash flows from derivative liabilities related to currencies and commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7	25
Expiring within 5 years | Trade payables and other (excluding contract liabilities)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	29	15
Expiring within 5 years | Net debt derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	4
Expiring within 5 years | Net cash flows from derivative assets related to currencies and commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	13	9
More than 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Financial liabilities	1,247	1,611
Leases	94
Leases		88
More than 5 years | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,093	1,438
More than 5 years | Interest
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	60	85
More than 5 years | Net debt derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
More than 5 years | Net cash flows from derivative liabilities related to currencies and commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
More than 5 years | Trade payables and other (excluding contract liabilities)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
More than 5 years | Net debt derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
More than 5 years | Net cash flows from derivative assets related to currencies and commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 0	€ 0